Nature of the Business and Basis of Presentation - Additional Information (Details) $ in Millions	Jan. 13, 2022 USD ($)
Subsidiary Sale Of Stock [Line Items]
Gross proceeds from business combinations	$ 105.0
Gelesis
Subsidiary Sale Of Stock [Line Items]
Gross proceeds from business combinations	105.0
Net proceeds from business combinations	$ 70.5